Other Operating Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Other operating income:
Change in fair value of contingent consideration liabilities (Note 21)	¥ 5,966	¥ 0	¥ 18,441
Gain on sales of property, plant and equipment and investment property	50,330	18,814	762
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)	82,975	134,100	115,363
Gain on sale of shares of subsidiaries	56,625	106,337	0
Other	16,576	16,780	8,967
Total	159,863	169,412	143,533
Other operating expenses:
Donations and contributions	3,627	5,603	3,763
Restructuring expense (Note 23)	82,962	44,736	54,589
Loss on liquidation of foreign operations	2,112	41,465	0
Change in fair value of contingent consideration liabilities (Note 21)	0	10,523	0
Loss on sale of shares of subsidiaries	4,016	0	0
Other	10,442	24,228	14,529
Total	103,159	126,555	72,881
Teva Takeda Pharma Ltd.
Other operating income:
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)	¥ 30,366	¥ 27,481	¥ 115,363
Guangdong Techpool Bio-Pharma Co., Ltd.
Other operating expenses:
Percentage of shares sold	100.00%